Summary of Significant Accounting Policies: Policyholder Account Balances (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Average credited interest rate	4.60%	4.50%	4.60%	4.50%	4.50%	4.50%	4.50%
Future minimum guaranteed interest rate					4.50%	4.50%	4.50%
Minimum
Future minimum guaranteed interest rate			0.00%
Maximum
Future minimum guaranteed interest rate			4.50%